Income Taxes - Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal taxes based on statutory rate	$ 2,838,452	$ 3,423,098	$ 3,154,469
State income taxes, net of federal benefit	46,972	182,503	79,449
Tax-exempt investment interest	(1,133,970)	(928,246)	(1,006,536)
Other, net	(139,720)	(198,321)	(399,291)
Income tax expense	$ 1,611,735	$ 2,479,034	$ 1,828,091